Dispositions (Tables)	12 Months Ended
Dec. 31, 2024
Disposal Groups [Abstract]
Schedule of Disposals

For the year ended December 31, 2024	La Arena
Cash proceeds (1)	$306.6
Net smelter return royalty	29.7
Contingent consideration	36.8
Net proceeds	373.1

Cash and cash equivalents	16.2
Trade and other receivables	29.6
Inventories	134.2
Mineral properties, plant and equipment	223.2
Other assets	0.1
Accounts payable and accrued liabilities	(55.1)
Other current liabilities	(15.6)
Provisions	(86.5)
Other long term liabilities	(12.3)
Net assets attributable to Pan American	233.8
Less: Net Proceeds	373.1
Add: Costs directly attributable to the disposal	1.9
Gain on disposal	$137.4
(1) Includes $61.6 million of estimated net closing cash and preliminary working capital adjustments.

For the year ended December 31, 2023	MARA	Morococha	ADLF	Total
Cash proceeds (1)	$475.0	$28.6	$45.5	$549.1
Net smelter return royalty	90.0	—	11.1	101.1
Net proceeds	565.0	28.6	56.6	650.2

Cash and cash equivalents	188.4	5.6	0.1	194.1
Other current assets	9.1	4.8	0.1	14.0
Mineral properties, plant and equipment	1,400.5	35.8	142.2	1,578.5
Other non-current assets	3.1	0.8	—	3.9
Current liabilities	(27.0)	(11.6)	(0.4)	(39.0)
Provisions	(133.2)	(11.2)	(3.7)	(148.1)
Deferred tax liabilities	(380.4)	(0.1)	(38.8)	(419.3)
Long-term debt	(31.5)	—	—	(31.5)
Other long-term liabilities	(19.3)	(0.1)	—	(19.4)
Net carrying amount	1,009.7	24.0	99.5	1,133.2
Non-controlling interest	(444.7)	(2.1)	(42.9)	(489.7)
Net assets attributable to Pan American	565.0	21.9	56.6	643.5
Less: net proceeds	565.0	28.6	56.6	650.2
Gain on disposal	$—	$6.7	$—	$6.7
(1) The Morococha sale cash consideration includes $3.6 million related to final working capital adjustments.